Assets held for sale	12 Months Ended
Dec. 31, 2021
Assets held for sale

29	Assets held for sale

Non-current assets and groups of assets are classified as held for sale if the carrying amount will be recovered through a sale transaction, rather than continued use. This condition is considered to be met only when the asset is available for immediate sale in its present condition, subject only to terms that are customary for sales of such assets and their sale is highly probable. Management must be committed to effecting the sale, and the estimated time for the sale to be completed must be within one year.

Non-current assets classified as held for sale are measured at the lower of carrying amount and market value less cost of sale.

For the year ended December 31,2021

Sale and leaseback (i)	147
Extra Hiper stores (ii)	403
550
(i)	Refers to the two properties as detailed in note 1.4.
(ii)	For the property, plant and equipment acquired from the 6 properties owned by GPA, the Company expects to complete the sale of these assets to a certain real estate fund (see notes 1.5 and 32.2). After the sale is completed, the Company will enter into a lease agreement with the real estate fund to operate the commercial points.